UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
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                                                    OMB APPROVAL
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                                                    OMB Number:        3235-0456
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                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                  before preparing Form. Please print or type.

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1.   Name and address of issuer:

     T.O. Richardson Trust
     Two Bridgewater Road
     Farmington, CT 06032-2256


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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3.   Investment Company Act File Number: 811-8849

     Securities Act File Number: 333-58185


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4(a). Last day of fiscal year for which this Form is filed: 10/29/03


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4(b).[ ] Check  box if  this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[X] Check  box if this is the last  time the  issuer  will be  filing  this
     Form.


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SEC 2393 (9-97)


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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):
                                                               $       1,053,113
                                                                ----------------

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:
                                 $       11,765,136
                                  -----------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                 $       29,233,715
                                  -----------------

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                               $      40,998,851
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     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:
                                                               $               0
                                                                ----------------

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     (vi) Redemption credits available for use in future years

                           $(        39,945,739 )
                                -----------------

          - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

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     (vii)Multiplier for determining registration fee (See Instruction C.9):
                                                            X           0.00809%
                                                                ----------------

     (viiiRegistration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                          =    $            0.00
                                                                ----------------


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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units
                           -------
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : N/A .
                                                                    -------


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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$
                                                                ----------------


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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                              =$            0.00
                                                                ----------------
         Less SEC credit:                                      $            0.00
                                                                ----------------
         Total due:                                            $            0.00
                                                                ----------------


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:                                 N/A
                                                                ----------------

          Method of Delivery:

      [   ]   Wire Transfer  Registrant CIK number to be credited: 0001064663
      [   ]   Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*    /s/ Samuel Bailey, Jr.
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                                      Samuel Bailey, Jr., President
                                      ------------------------------------------

         Date     12/10/03
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*    Please print the name and title of the signing officer below the signature.